Other information about investments - Joint operations - Exploration & Production, Global Gas & LNG Portfolio and Power, Refining and Chemicals, Corporate and other activities (Details)	12 Months Ended
Dec. 31, 2024
Exploration & Production | Foreign (outside Italy) | Joint Operations One [Member]
Disclosure of joint operations [line items]
Company name	NOGAT BV
Registered office	The Hague (Netherlands)
Country of operation	Netherlands
% Equity ratio	15.00%
Exploration & Production | Foreign (outside Italy) | Joint Operations One [Member] | Eni En. Holding NL BV
Disclosure of joint operations [line items]
% Ownership	15.00%
Exploration & Production | Foreign (outside Italy) | Joint Operations One [Member] | Third parties
Disclosure of joint operations [line items]
% Ownership	85.00%
Global Gas & LNG Portfolio | Foreign (outside Italy) | Joint Operations Two [Member]
Disclosure of joint operations [line items]
Company name	Blue Stream Pipeline Co BV
Registered office	Amsterdam (Netherlands)
Country of operation	Russia
% Equity ratio	74.62%
Global Gas & LNG Portfolio | Foreign (outside Italy) | Joint Operations Two [Member] | Eni International BV
Disclosure of joint operations [line items]
% Ownership	50.00%
Global Gas & LNG Portfolio | Foreign (outside Italy) | Joint Operations Two [Member] | Third parties
Disclosure of joint operations [line items]
% Ownership	50.00%
Global Gas & LNG Portfolio | Foreign (outside Italy) | Joint Operations Three [Member]
Disclosure of joint operations [line items]
Company name	Damietta LNG (DLNG) SAE
Registered office	Damietta (Egypt)
Country of operation	Egypt
% Equity ratio	50.00%
Global Gas & LNG Portfolio | Foreign (outside Italy) | Joint Operations Three [Member] | Eni Gas Liquef. BV
Disclosure of joint operations [line items]
% Ownership	50.00%
Global Gas & LNG Portfolio | Foreign (outside Italy) | Joint Operations Three [Member] | Third parties
Disclosure of joint operations [line items]
% Ownership	50.00%
Global Gas & LNG Portfolio | Foreign (outside Italy) | Joint Operations Four [Member]
Disclosure of joint operations [line items]
Company name	DLNG Service SAE
Registered office	Damietta (Egypt)
Country of operation	Egypt
% Equity ratio	50.00%
Global Gas & LNG Portfolio | Foreign (outside Italy) | Joint Operations Four [Member] | Eni Gas Liquef. BV
Disclosure of joint operations [line items]
% Ownership	1.00%
Global Gas & LNG Portfolio | Foreign (outside Italy) | Joint Operations Four [Member] | Damietta LNG
Disclosure of joint operations [line items]
% Ownership	98.00%
Global Gas & LNG Portfolio | Foreign (outside Italy) | Joint Operations Four [Member] | Third parties
Disclosure of joint operations [line items]
% Ownership	1.00%
Global Gas & LNG Portfolio | Foreign (outside Italy) | Joint Operations Five [Member]
Disclosure of joint operations [line items]
Company name	GreenStream BV
Registered office	Amsterdam (Netherlands)
Country of operation	Libya
% Equity ratio	50.00%
Global Gas & LNG Portfolio | Foreign (outside Italy) | Joint Operations Five [Member] | Eni North Africa BV
Disclosure of joint operations [line items]
% Ownership	50.00%
Global Gas & LNG Portfolio | Foreign (outside Italy) | Joint Operations Five [Member] | Third parties
Disclosure of joint operations [line items]
% Ownership	50.00%
Power | Italy | Joint Operations Six [Member]
Disclosure of joint operations [line items]
Company name	Società EniPower Ferrara Srl
Registered office	San Donato Milanese (MI)
Country of operation	Italy
% Equity ratio	26.01%
Power | Italy | Joint Operations Six [Member] | EniPower SpA
Disclosure of joint operations [line items]
% Ownership	51.00%
Power | Italy | Joint Operations Six [Member] | Third parties
Disclosure of joint operations [line items]
% Ownership	49.00%
Refining | Italy | Joint Operations Seven [Member]
Disclosure of joint operations [line items]
Company name	Costiero Gas Livorno SpA
Registered office	Livorno
Country of operation	Italy
% Equity ratio	65.00%
Refining | Italy | Joint Operations Seven [Member] | Ecofuel SpA
Disclosure of joint operations [line items]
% Ownership	65.00%
Refining | Italy | Joint Operations Seven [Member] | Third parties
Disclosure of joint operations [line items]
% Ownership	35.00%
Refining | Italy | Joint Operations Eight [Member]
Disclosure of joint operations [line items]
Company name	Raffineria di Milazzo ScpA
Registered office	Milazzo (ME)
Country of operation	Italy
% Equity ratio	50.00%
Refining | Italy | Joint Operations Eight [Member] | ENI SpA
Disclosure of joint operations [line items]
% Ownership	50.00%
Refining | Italy | Joint Operations Eight [Member] | Third parties
Disclosure of joint operations [line items]
% Ownership	50.00%
Refining | Foreign (outside Italy) | Joint Operations Nine [Member]
Disclosure of joint operations [line items]
Company name	Supermetanol CA [1]
Registered office	Jose Puerto La Cruz (Venezuela)
Country of operation	Venezuela
% Equity ratio	50.00%
Refining | Foreign (outside Italy) | Joint Operations Nine [Member] | Ecofuel SpA
Disclosure of joint operations [line items]
% Ownership	34.51%
Refining | Foreign (outside Italy) | Joint Operations Nine [Member] | Supermetanol CA
Disclosure of joint operations [line items]
% Ownership	30.07%
Refining | Foreign (outside Italy) | Joint Operations Nine [Member] | Third parties
Disclosure of joint operations [line items]
% Ownership	35.42%
Enilive | Foreign (outside Italy) | Joint Operations Ten [Member]
Disclosure of joint operations [line items]
Company name	Bayernoil Raffineriegesellschaft mbH (†)
Registered office	Vohburg (Germany)
Country of operation	Germany
% Equity ratio	20.00%
Enilive | Foreign (outside Italy) | Joint Operations Ten [Member] | Enilive Deutsch. GmbH
Disclosure of joint operations [line items]
% Ownership	20.00%
Enilive | Foreign (outside Italy) | Joint Operations Ten [Member] | Third parties
Disclosure of joint operations [line items]
% Ownership	80.00%
Other activities | Italy | Joint Operations Eleven [Member]
Disclosure of joint operations [line items]
Company name	HEA SpA
Registered office	Bologna
Country of operation	Italy
% Equity ratio	50.00%
Other activities | Italy | Joint Operations Eleven [Member] | Eni Rewind SpA
Disclosure of joint operations [line items]
% Ownership	50.00%
Other activities | Italy | Joint Operations Eleven [Member] | Third parties
Disclosure of joint operations [line items]
% Ownership	50.00%

[1]	Equity ratio equal to the Eni's working interest.